Simplify Gold Strategy PLUS Income ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 67.8%
Money Market ETFs - 67.8%
Simplify Government Money Market ETF(a)(b)(c)
(Cost $37,201,233) ....................................................... 371,624 $ 37,184,697
Principal
U.S. Treasury Bills – 51.6%
U.S. Treasury Bill, 6.45%, 4/7/2026 (d) ......................................... $ 2,000,000 1,998,798
U.S. Treasury Bill, 3.67%, 6/23/2026 (d) ........................................ 3,500,000 3,471,152
U.S. Treasury Bill, 6/25/2026 (d) ............................................... 15,000,000 14,873,090
U.S. Treasury Bill, 3.73%, 7/21/2026 (d) ........................................ 6,000,000 5,933,354
U.S. Treasury Bill, 3.69%, 7/28/2026 (d) ........................................ 2,000,000 1,976,384
Total U.S. Treasury Bills (Cost $28,251,443) ......................................... 28,252,778
Shares
Money Market Fund – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(e)
(Cost $103,713) .......................................................... 103,713 103,713
Number of
Contracts Notional Amount
Purchased Options – 0.1%
Calls – Exchange-Traded – 0.1%
S&P 500 Index, April Strike Price $7,350, Expires 4/01/26 ............... 52 38,220,000 260
S&P 500 Index, April Strike Price $7,200, Expires 4/17/26 ............... 21 15,120,000 1,155
S&P 500 Index, April Strike Price $7,275, Expires 4/17/26 ............... 49 35,647,500 2,205
S&P 500 Index, April Strike Price $7,380, Expires 4/17/26 ............... 23 16,974,000 747
S&P 500 Index, June Strike Price $7,300, Expires 6/18/26 ............... 29 21,170,000 27,550
31,917
Total Purchased Options (Cost $519,015) ............................................. 31,917
Total Investments – 119.7%
(Cost $66,075,404) ............................................................. $ 65,573,105
Liabilities in Excess of Other Assets – (19.7)% ......................................... (10,774,682)
Net Assets – 100.0% ............................................................. $ 54,798,423
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) Securities with an aggregate market value of $21,132,672 have been pledged as collateral for options as of March 31, 2026.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
(e) Rate shown reflects the 7-day yield as of March 31, 2026.
At March 31, 2026, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Gold 100 OZ Future .......................... 174 $ 81,407,640 6/26/26 $ 1,018,573

Simplify Gold Strategy PLUS Income ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify
Government
Money
Market ETF $ — $ 60,657,805 $ (23,420,985) $ (35,587) $ (16,536) $ 37,184,697 371,624 $ 699,299 $ —
$ — $ 60,657,805 $ (23,420,985) $ (35,587) $ (16,536) $ 37,184,697 371,624 $ 699,299 $ —
At March 31, 2026, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 3.90% 3/31/2026 4/2/2026 $ 14,573,624 $ 14,573,624
$ 14,573,624 $ 14,573,624